Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	R$ (1,458,724)	R$ 515,734
Gains (losses) on change in fair value of derivatives	864,184	(2,207,470)	R$ 325,452
Gains (losses) on cash flow hedges, net of tax	0	159,261	(5,292)
Reclassification adjustments on derivative instruments		527,375
Payments (receipts) in cash of derivative instruments	24,520	257,021
Rights (obligations) with derivatives, ending balance	(570,020)	(1,458,724)	515,734
Derivative financial instruments	83,177	79,216
Aircraft sublease receivables	270,640	349,093
Derivative financial instruments	(77,509)	(173,769)
Non-current derivative financial liabilities	(209,542)	(247,265)
Long-term loans and financing	(636,786)	(1,465,999)
Derivatives designated as hedge | Interest rate swap
Disclosure of changes in fair value [line items]
Derivative financial instruments	73,794
Derivatives designated as hedge | Forward - Fuel
Disclosure of changes in fair value [line items]
Derivative financial instruments	9,383
Derivatives designated as hedge | Derivatives not designated as hedge accounting | Options - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	338,592
Additions		0
Gains (losses) on change in fair value of derivatives		(94,928)
Gains (losses) on cash flow hedges, net of tax		152,132
Reclassification adjustments on derivative instruments		(218,979)
Payments (receipts) in cash of derivative instruments		(176,817)
Rights (obligations) with derivatives, ending balance		0	338,592
Derivatives designated as hedge | Derivatives not designated as hedge accounting | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	(7,129)
Additions		0
Gains (losses) on change in fair value of derivatives		(4,799)
Gains (losses) on cash flow hedges, net of tax		7,129
Reclassification adjustments on derivative instruments		0
Payments (receipts) in cash of derivative instruments		4,799
Rights (obligations) with derivatives, ending balance		0	(7,129)
Derivatives designated as hedge | Fair value hedges [member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	24,057
Additions		0
Gains (losses) on change in fair value of derivatives		24,421
Reclassification adjustments on derivative instruments		(43,485)
Payments (receipts) in cash of derivative instruments		(4,993)
Rights (obligations) with derivatives, ending balance		0	24,057
Not designated as hedging instrument1 [Member] | Options - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	8,947	(35,487)
Additions		0
Gains (losses) on change in fair value of derivatives	(10,222)	(143,156)
Reclassification adjustments on derivative instruments		127,889
Payments (receipts) in cash of derivative instruments	1,275	59,701
Rights (obligations) with derivatives, ending balance	0	8,947	(35,487)
Derivative financial instruments		9,613
Derivative financial instruments		666
Not designated as hedging instrument1 [Member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(269,491)	(62,803)
Additions		0
Gains (losses) on change in fair value of derivatives	48,571	(22,846)
Reclassification adjustments on derivative instruments		(101,136)
Payments (receipts) in cash of derivative instruments	7,663	(82,706)
Rights (obligations) with derivatives, ending balance	(213,257)	(269,491)	(62,803)
Derivative financial instruments		69,603
Derivative financial instruments	77,509	91,829
Non-current derivative financial liabilities	209,542	247,265
Not designated as hedging instrument1 [Member] | Forward - Fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(81,274)	56,491
Additions		0
Gains (losses) on change in fair value of derivatives	75,075	(1,374,519)
Reclassification adjustments on derivative instruments		778,286
Payments (receipts) in cash of derivative instruments	15,582	458,468
Rights (obligations) with derivatives, ending balance	9,383	(81,274)	56,491
Derivative financial instruments		81,274
Not designated as hedging instrument1 [Member] | Forward - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	349,093	202,013
Additions		0
Gains (losses) on change in fair value of derivatives	(78,453)	163,711
Reclassification adjustments on derivative instruments		(15,200)
Payments (receipts) in cash of derivative instruments	0	(1,431)
Rights (obligations) with derivatives, ending balance	270,640	349,093	202,013
Aircraft sublease receivables	270,640	349,093
Not designated as hedging instrument1 [Member] | Conversion right (debentures)
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(1,465,999)	0
Additions		(710,645)
Gains (losses) on change in fair value of derivatives	829,213	(755,354)
Gains (losses) on cash flow hedges, net of tax		0
Reclassification adjustments on derivative instruments		0
Payments (receipts) in cash of derivative instruments	0	0
Rights (obligations) with derivatives, ending balance	(636,786)	(1,465,999)	R$ 0
Long-term loans and financing	R$ (636,786)	R$ (1,465,999)